Segmented Information (Tables)	12 Months Ended
Dec. 31, 2024
Segmented Information
Schedule of earnings by reporting segment

2024

	Property and Casualty Insurance and Reinsurance
	North	Global	International		Life insurance	Non-
	American	Insurers and	Insurers and		and	insurance
	Insurers	Reinsurers	Reinsurers	Total	Run-off	companies	Total

Reporting segment insurance revenue	8,779.9	15,684.7	6,825.5	31,290.1	200.0	—	31,490.1
Intercompany insurance revenue	(48.1)	(171.7)	(195.8)	(415.6)	(10.4)	—	(426.0)
Insurance revenue	8,731.8	15,513.0	6,629.7	30,874.5	189.6	—	31,064.1

Insurance service result	1,101.1	3,037.4	463.6	4,602.1	(149.9)	—	4,452.2
Other insurance operating expenses	(318.7)	(434.6)	(284.8)	(1,038.1)	(144.8)	—	(1,182.9)
Interest and dividends (1)	512.9	1,259.4	452.3	2,224.6	126.4	(9.1)	2,341.9
Share of profit of associates	143.1	450.3	151.7	745.1	76.2	38.2	859.5
Non-insurance revenue	—	—	—	—	—	6,682.8	6,682.8
Non-insurance expenses	—	—	—	—	—	(6,470.5)	(6,470.5)
Operating income (loss)	1,438.4	4,312.5	782.8	6,533.7	(92.1)	241.4	6,683.0
Net finance expense from insurance contracts and reinsurance contract assets held							(1,279.9)
Net gains on investments							1,067.2
Interest expense							(649.0)
Corporate overhead and other (2)							(182.8)
Pre-tax income							5,638.5
Provision for income taxes							(1,375.6)
Net earnings							4,262.9

Attributable to:
Shareholders of Fairfax							3,874.9
Non-controlling interests							388.0
							4,262.9

2023

	Property and Casualty Insurance and Reinsurance
	North	Global	International		Life insurance	Non-
	American	Insurers and	Insurers and		and	insurance
	Insurers	Reinsurers	Reinsurers	Total	Run-off	companies	Total

Reporting segment insurance revenue	8,137.2	15,600.3	3,453.8	27,191.3	149.9	—	27,341.2
Intercompany insurance revenue	(59.5)	(120.1)	(212.4)	(392.0)	(14.4)	—	(406.4)
Insurance revenue	8,077.7	15,480.2	3,241.4	26,799.3	135.5	—	26,934.8

Insurance service result	977.1	2,828.0	330.8	4,135.9	(179.5)	—	3,956.4
Other insurance operating expenses	(280.8)	(360.4)	(180.9)	(822.1)	(144.3)	—	(966.4)
Interest and dividends (1)	443.3	1,031.1	180.3	1,654.7	103.0	(76.1)	1,681.6
Share of profit of associates	165.1	469.2	127.3	761.6	76.2	152.2	990.0
Non-insurance revenue	—	—	—	—	—	6,614.5	6,614.5
Non-insurance expenses	—	—	—	—	—	(6,568.7)	(6,568.7)
Operating income (loss)	1,304.7	3,967.9	457.5	5,730.1	(144.6)	121.9	5,707.4
Net finance expense from insurance contracts and reinsurance contract assets held							(1,605.6)
Net gains on investments							1,949.5
Gain on sale and consolidation of insurance subsidiaries (note 21)							549.8
Interest expense							(510.0)
Corporate overhead and other (2)							(182.8)
Pre-tax income							5,908.3
Provision for income taxes							(813.4)
Net earnings							5,094.9

Attributable to:
Shareholders of Fairfax							4,381.8
Non-controlling interests							713.1
							5,094.9
(1)	Presented net of investment management and administration fees paid to the holding company. These intercompany fees are eliminated in corporate overhead and other as shown in the footnote below.
(2)	Comprised principally of the expenses of the group holding companies, net of investment management and administration fees earned by the holding company, interest and dividends earned on holding company cash and investments and holding company share of profit of associates, as shown below.

Schedule of corporate overhead

	2024	2023
Corporate overhead as presented in the consolidated statements of earnings	450.2	430.2
Holding company interest and dividends	15.9	31.0
Holding company share of profit of associates	(96.8)	(32.2)
Investment management and administration fee income and other	(186.5)	(246.2)
Corporate overhead and other as presented in the tables above	182.8	182.8

Schedule of investments in Associates, Additions to Goodwill, Segment Assets and Segment Liabilities

Investments in associates, segment assets and segment liabilities at December 31, and additions to goodwill for the years then ended, by reporting segment, were as follows:

	Investments in
	associates		Additions to goodwill		Segment assets		Segment liabilities
	2024	2023	2024	2023	2024	2023	2024	2023
Property and Casualty Insurance and Reinsurance
North American Insurers	1,274.2	1,136.3	—	—	18,962.6	18,133.1	11,377.6	10,831.0
Global Insurers and Reinsurers	3,384.4	3,337.7	—	—	48,653.7	46,906.8	30,983.7	30,426.7
International Insurers and Reinsurers	1,084.1	845.6	17.0	343.4	13,004.5	12,648.3	6,487.5	6,192.1
	5,742.7	5,319.6	17.0	343.4	80,620.8	77,688.2	48,848.8	47,449.8
Life insurance and Run-off	410.4	429.5	0.8	—	6,489.4	6,541.9	5,312.8	5,448.1
Non-insurance companies	1,369.1	1,460.6	1,134.7	12.4	11,767.4	9,049.6	6,727.5	5,012.5
Holding company and eliminations and adjustments	983.4	827.6	—	—	(2,100.3)	(1,294.6)	7,539.0	6,373.8
Consolidated	8,505.6	8,037.3	1,152.5	355.8	96,777.3	91,985.1	68,428.1	64,284.2

Schedule of net insurance revenue on a third party basis by product line

Insurance revenue on a third party basis by product line for the years ended December 31 were as follows:

	Property		Casualty		Specialty		Total
	2024	2023	2024	2023	2024	2023	2024	2023
Property and Casualty Insurance and Reinsurance
North American Insurers	2,282.2	2,001.5	5,929.3	5,634.6	520.3	441.6	8,731.8	8,077.7
Global Insurers and Reinsurers	5,665.1	5,848.2	8,600.6	8,561.7	1,247.3	1,070.3	15,513.0	15,480.2
International Insurers and Reinsurers	2,849.6	1,893.5	2,279.7	738.9	1,500.4	609.0	6,629.7	3,241.4
	10,796.9	9,743.2	16,809.6	14,935.2	3,268.0	2,120.9	30,874.5	26,799.3
Life insurance and Run-off	—	—	10.9	13.2	178.7	122.3	189.6	135.5
Insurance revenue	10,796.9	9,743.2	16,820.5	14,948.4	3,446.7	2,243.2	31,064.1	26,934.8

Distribution of insurance revenue	34.8%	36.2%	54.1%	55.5%	11.1%	8.3%	100.0%	100.0%

Schedule of net insurance revenue on a third party basis by geographic region

Insurance revenue on a third party basis by geographic region for the years ended December 31 were as follows:

					Middle East and		Other
	Canada		United States		Asia(1)		International(2)		Total
	2024	2023	2024	2023	2024	2023	2024	2023	2024	2023
Property and Casualty Insurance and Reinsurance
North American Insurers	2,441.7	2,287.1	6,240.3	5,760.3	3.7	1.4	46.1	28.9	8,731.8	8,077.7
Global Insurers and Reinsurers	427.1	485.4	10,912.7	11,148.1	945.2	963.2	3,228.0	2,883.5	15,513.0	15,480.2
International Insurers and Reinsurers	0.3	0.2	3.7	1.1	4,258.6	994.0	2,367.1	2,246.1	6,629.7	3,241.4
	2,869.1	2,772.7	17,156.7	16,909.5	5,207.5	1,958.6	5,641.2	5,158.5	30,874.5	26,799.3
Life insurance and Run-off	—	—	10.9	13.2	42.0	—	136.7	122.3	189.6	135.5
Insurance revenue	2,869.1	2,772.7	17,167.6	16,922.7	5,249.5	1,958.6	5,777.9	5,280.8	31,064.1	26,934.8

Distribution of insurance revenue	9.2%	10.3%	55.3%	62.8%	16.9%	7.3%	18.6%	19.6%	100.0%	100.0%
(1)	The Middle East and Asia geographic segment is primarily comprised of countries that Gulf Insurance (consolidated on December 26, 2023), based in Kuwait, operates in through its subsidiaries across the MENA region, and countries throughout Asia, including Japan, India, Sri Lanka, Malaysia, Singapore, Indonesia, China and Thailand.
(2)	The Other International geographic segment is primarily comprised of countries located in South America, Europe, Africa and Oceania.

Schedule of revenue and expenses of the non-insurance companies reporting segment

Revenue and expenses of the non-insurance companies were comprised as follows for the years ended December 31:

	Restaurants
	and retail(1)		Fairfax India(2)		Thomas Cook India(3)		Other		Total
	2024	2023	2024	2023	2024	2023	2024	2023	2024	2023
Revenue	1,953.9	1,772.3	319.2	263.3	973.4	941.6	3,436.3	3,637.3	6,682.8	6,614.5
Expenses	(1,797.9)	(1,690.7)	(281.9)	(251.4)	(929.3)	(906.5)	(3,461.4)	(3,720.1)	(6,470.5)	(6,568.7)
Pre-tax income (loss) before interest expense and other(4)	156.0	81.6	37.3	11.9	44.1	35.1	(25.1)	(82.8)	212.3	45.8
Interest and dividends	10.0	9.9	(21.3)	(87.4)	—	—	2.2	1.4	(9.1)	(76.1)
Share of profit (loss) of associates	0.1	—	39.0	151.1	0.5	(0.1)	(1.4)	1.2	38.2	152.2
Operating income (loss)	166.1	91.5	55.0	75.6	44.6	35.0	(24.3)	(80.2)	241.4	121.9
(1)	Sleep Country was consolidated on October 1, 2024. See note 21.
(2)	These results differ from those published by Fairfax India primarily due to Fairfax India’s application of investment entity accounting under IFRS Accounting Standards.
(3)	These results differ from those published by Thomas Cook India primarily due to differences between IFRS Accounting Standards and Ind AS, and acquisition accounting adjustments.
(4)	Excludes interest and dividends, share of profit (loss) of associates and net gains (losses) on investments.

Schedule of segmented balance sheet

	December 31, 2024					December 31, 2023
	Property					Property
	and casualty	Life				and casualty	Life
	insurance and	insurance	Non-	Corporate		insurance and	insurance	Non-	Corporate
	reinsurance	and	insurance	and		reinsurance	and	insurance	and
	companies	Run-off	companies(3)	eliminations(4)	Consolidated	companies	Run-off	companies	eliminations(4)	Consolidated
Assets
Holding company cash and investments	391.9	—	—	2,110.8	2,502.7	270.9	—	—	1,510.7	1,781.6
Insurance contract receivables	763.6	16.8	—	—	780.4	915.3	10.8	—	—	926.1
Portfolio investments(1)	61,369.4	4,090.6	2,291.9	(2,531.5)	65,220.4	58,180.0	4,318.0	2,496.5	(1,572.4)	63,422.1
Reinsurance contract assets held	11,203.0	413.7	—	(934.1)	10,682.6	11,373.4	454.3	—	(940.0)	10,887.7
Deferred income tax assets	229.3	0.9	88.6	6.2	325.0	211.3	1.3	54.1	34.4	301.1
Goodwill and intangible assets	4,083.3	12.8	4,181.7	0.4	8,278.2	4,245.7	8.4	2,121.6	0.6	6,376.3
Due from affiliates	242.0	347.4	1.4	(590.8)	—	250.8	338.8	—	(589.6)	—
Other assets	1,858.8	1,585.2	5,203.8	340.2	8,988.0	2,059.8	1,394.8	4,377.4	458.2	8,290.2
Investments in Fairfax insurance and reinsurance affiliates(2)	479.5	22.0	—	(501.5)	—	181.0	15.5	—	(196.5)	—
Total assets	80,620.8	6,489.4	11,767.4	(2,100.3)	96,777.3	77,688.2	6,541.9	9,049.6	(1,294.6)	91,985.1

Liabilities
Accounts payable and accrued liabilities	2,054.3	346.3	3,170.4	507.3	6,078.3	2,083.7	257.6	2,625.6	520.3	5,487.2
Derivative obligations	265.5	8.1	82.7	0.6	356.9	351.4	—	61.0	32.5	444.9
Deferred income tax liabilities	958.1	64.4	514.3	177.2	1,714.0	866.0	69.6	274.2	40.5	1,250.3
Insurance contract payables	309.2	613.8	—	—	923.0	553.5	653.4	—	—	1,206.9
Insurance contract liabilities	44,261.7	4,280.2	—	(939.7)	47,602.2	42,649.9	4,466.7	—	(945.2)	46,171.4
Due to affiliates	24.2	—	71.2	(95.4)	—	49.7	0.8	159.9	(210.4)	—
Borrowings - holding company and insurance and reinsurance companies	975.8	—	—	7,882.4	8,858.2	895.6	—	—	6,928.9	7,824.5
Borrowings - non-insurance companies	—	—	2,888.9	6.6	2,895.5	—	—	1,891.8	7.2	1,899.0
Total liabilities	48,848.8	5,312.8	6,727.5	7,539.0	68,428.1	47,449.8	5,448.1	5,012.5	6,373.8	64,284.2

Equity
Shareholders’ equity attributable to shareholders of Fairfax	29,036.2	1,172.2	3,498.9	(9,639.3)	24,068.0	27,134.9	1,081.5	2,402.5	(7,668.4)	22,950.5
Non-controlling interests	2,735.8	4.4	1,541.0	—	4,281.2	3,103.5	12.3	1,634.6	—	4,750.4
Total equity	31,772.0	1,176.6	5,039.9	(9,639.3)	28,349.2	30,238.4	1,093.8	4,037.1	(7,668.4)	27,700.9
Total liabilities and total equity	80,620.8	6,489.4	11,767.4	(2,100.3)	96,777.3	77,688.2	6,541.9	9,049.6	(1,294.6)	91,985.1
(1)	Includes intercompany investments in Fairfax non-insurance subsidiaries carried at cost that are eliminated on consolidation.
(2)	Intercompany investments in Fairfax insurance and reinsurance subsidiaries carried at cost that are eliminated on consolidation.
(3)	Sleep Country, Meadow Foods and Peak Achievement were consolidated on October 1, 2024, November 29, 2024 and December 20, 2024, respectively. See note 21.
(4)	Corporate and eliminations includes the Fairfax holding company, subsidiary intermediate holding companies, and consolidating and eliminating entries. The most significant of those entries are the elimination of intercompany reinsurance provided by Group Re, and reinsurance provided by Odyssey Group and Allied World to affiliated primary insurers.